Transactions between related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dongducheon Dream Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	₩ 7,071	₩ 6,093	₩ 17,041
Electricity purchase	689,510	828,547	813,440
Outstanding balances for related party transactions [Abstract]
Trade receivables	323	332
Trade payables	85,920	74,651
Non-trade receivables and others	267	298
Non-trade payables and others	12	10
Korea Gas Corporation
Disclosure of transactions between related parties [Line Items]
Electricity sales	116,484	99,933	88,011
Purchase of power generation fuel	4,049,486	5,191,243	3,245,519
Outstanding balances for related party transactions [Abstract]
Trade receivables	9,267	9,439
Trade payables	462,138	601,092
Non-trade receivables and others	38	498
Non-trade payables and others	560	314
Daegu Photovoltaic Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	327	128	349
REC purchase	3,626	3,745	3,646
Outstanding balances for related party transactions [Abstract]
Trade payables	69	83
Jeongam Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	1,198	724	30
Outstanding balances for related party transactions [Abstract]
Trade receivables	165	151
Non-trade payables and others	6	2
Korea Power Engineering Service Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	348	840	1,317
Service purchase	1,774	1,765	1,292
Outstanding balances for related party transactions [Abstract]
Trade receivables	74	0
Non-trade receivables and others	74	0
KS Solar Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	0	0	5
REC purchase	0	0	900
Heang Bok Do Si Photovoltaic Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	2	2	2
Rental fee and others	450	455	570
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	11,085	10,422	14,044
Electricity metering service fee	245,057	261,668	289,293
Outstanding balances for related party transactions [Abstract]
Trade receivables	243	278
Trade payables	3,756	0
Non-trade receivables and others	43	51
Non-trade payables and others	3,827	13,102
Goseong Green Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	19,245	10,024	24,069
Electricity purchase	32	0	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	103	0
Non-trade receivables and others	5,285	0
Non-trade payables and others	65,626	43,020
Gangneung Eco Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	7,446	4,928	2,391
Service purchase	0	19	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	115	1
Non-trade receivables and others	65	99
Shin Pyeongtaek Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	21,218	8,468	9,025
Electricity purchase	119,162	0	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	1,013	123
Trade payables	64,696	0
Non-trade receivables and others	2,281	242
Non-trade payables and others	61	82
Naepo Green Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	154	160	185
Outstanding balances for related party transactions [Abstract]
Trade receivables	18	17
Noeul Green Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	30	30	32
REC purchase	22,767	18,282	15,862
Outstanding balances for related party transactions [Abstract]
Trade receivables	3	3
Non-trade payables and others	1,855	8,774
Samcheok Eco Materials Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	627	605	237
Electricity purchase	9,425	3,819	14
Outstanding balances for related party transactions [Abstract]
Trade receivables	59	61
YTN Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	2,257	2,043	1,987
Electricity purchase	333	322	731
Outstanding balances for related party transactions [Abstract]
Trade receivables	97	98
Non-trade payables and others	0	11
Busan Green Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	18	19	120
Electricity purchase	13,811	25,123	12,189
Outstanding balances for related party transactions [Abstract]
Trade receivables	1	1
Non-trade payables and others	606	10,882
Gunsan Bio Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	4,755	3,611	0
Electricity purchase	3,022	0	0
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	0	3,458
Korea Electric Vehicle Charge Service
Disclosure of transactions between related parties [Line Items]
Electricity sales	1,029	578	700
Electricity purchase	536	605	1,093
Outstanding balances for related party transactions [Abstract]
Trade receivables	137	69
Non-trade receivables and others	529	354
Non-trade payables and others	0	56
Tamra Offshore Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	0	58	55
Electricity purchase	0	8,371	2,105
Daegu clean Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	0	126	421
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	0	17
Cheongna Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	9,922	11,688	7,980
Service purchase	58,747	58	59
Outstanding balances for related party transactions [Abstract]
Trade receivables	1,074	183
Non-trade payables and others		0
YaksuESS Co., Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Service purchase	1,191	0	0
Outstanding balances for related party transactions [Abstract]
Trade payables	525	0
Gangwon Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	2,433	2,402	994
Electricity purchase	24,116	25,407	25,968
Outstanding balances for related party transactions [Abstract]
Trade receivables	7	10
Trade payables	2,979	2,547
Gwangyang Green Energy Co., Ltd
Disclosure of transactions between related parties [Line Items]
Electricity sales	122	874	0
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	1,334	0
Hyundai Green Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Design service	13,106	14,031	14,280
Electricity purchase	507,662	480,815	458,378
Outstanding balances for related party transactions [Abstract]
Trade receivables	502	390
Trade payables	41,587	38,072
Korea Power Exchange
Disclosure of transactions between related parties [Line Items]
Service sales	7,670	6,854	8,446
Trading Fees	120,509	137,489	207,855
Outstanding balances for related party transactions [Abstract]
Trade receivables	1,142	847
Non-trade receivables and others	114	229
Non-trade payables and others	4,160	1,214
Hyundai Energy
Disclosure of transactions between related parties [Line Items]
Service sales	3,437	1,718	15,627
Electricity purchase	2,847	3,445	87,607
Outstanding balances for related party transactions [Abstract]
Trade receivables	128	57
Trade payables	175	259
Non-trade receivables and others	12,532	9,664
Non-trade payables and others	9,178	8,021
Taebaek Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	991	614	813
REC purchase	7,070	8,582	6,534
Outstanding balances for related party transactions [Abstract]
Trade receivables		0
Trade payables	358	453
Non-trade payables and others	243	291
Taeback Guinemi Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	77	0	0
Electricity purchase	349	0	0
Outstanding balances for related party transactions [Abstract]
Trade payables	190	0
Non-trade receivables and others	2	0
Pyeongchang Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Design service	1,189	1,166	1,176
Service purchase	5,188	6,994	4,033
Outstanding balances for related party transactions [Abstract]
Trade receivables	4	4
Non-trade payables and others	0	25
Daeryun Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	1,879	1,731	1,796
Electricity purchase	144,862	184,063	146,189
Outstanding balances for related party transactions [Abstract]
Trade receivables	144	178
Trade payables	19,843	15,845
Changjuk Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	927	758	788
Electricity purchase	6,994	7,929	6,981
Outstanding balances for related party transactions [Abstract]
Trade receivables		0
Trade payables	447	455
Non-trade payables and others	280	273
GS Donghae Electric Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	15,792	7,238	11,204
Electricity purchase	681,379	780,233	351,367
Outstanding balances for related party transactions [Abstract]
Trade receivables	175	245
Trade payables	69,811	69,820
Non-trade receivables and others	367	2,537
Non-trade payables and others	16	59
KNH Solar Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	17	17	17
Electricity purchase	3,377	3,586	3,947
Outstanding balances for related party transactions [Abstract]
Trade receivables	1	1
Non-trade payables and others	0	0
S-Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	6,535	9,118	12,852
Electricity purchase	522,469	507,875	457,329
Outstanding balances for related party transactions [Abstract]
Trade receivables	89	922
Trade payables	53,705	56,897
Non-trade receivables and others	43	34
Non-trade payables and others	0	16
PND solar., Ltd
Disclosure of transactions between related parties [Line Items]
Electricity sales	407	12	0
Service purchase	557	0	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	0	3
Hyundai Eco Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	117	0	0
Electricity purchase	6,810	0	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	16	0
Hadong Mineral Fiber Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service purchase	0	60	0
Green Biomass Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	0	0	0
Woodchip purchase	0	440	1,345
Outstanding balances for related party transactions [Abstract]
Non-trade payables and others		0
YeongGwang Yaksu Wind Electric. Co., Ltd
Disclosure of transactions between related parties [Line Items]
Electricity sales	81	0	0
Electricity purchase	6,511	2,437	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	5	0
Trade payables	0	2,679
Korea Energy Solutions Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	52	0	0
Electricity purchase	15,000	0	0
Suwon New Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	5,606	0	0
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	2,939	0
9 Associates (Overseas)
Disclosure of transactions between related parties [Line Items]
Electricity sales and others	98,450	60,318	21,864
Electricity purchase and Others	0	31	72
4 Associates (Overseas)
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	1,112	455
Ecollite Co., Ltd.
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	210	210
Daegu Green Power
Disclosure of transactions between related parties [Line Items]
Electricity sales	1,151	1,022	1,131
Electricity purchase	296,464	287,008	252,024
Outstanding balances for related party transactions [Abstract]
Trade receivables	113	110
Trade payables	28,980	32,609
Non-trade receivables and others	1	12
Daejung Offshore Wind Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	1	1	1
KAPES, Inc.
Disclosure of transactions between related parties [Line Items]
Commission	504	648	1,420
Service purchase	142,511	77,758	164,165
Outstanding balances for related party transactions [Abstract]
Trade receivables	1	0
Trade payables		0
Non-trade receivables and others	0	253
Non-trade payables and others	50,738	338
Dangjin Eco Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Technical fee	4	3,424	670
Outstanding balances for related party transactions [Abstract]
Trade receivables	2	0
Non-trade receivables and others	0	18
Non-trade payables and others	0	0
Honam Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	657	415	552
Electricity purchase	5,306	7,700	5,962
Outstanding balances for related party transactions [Abstract]
Trade payables	347	432
Non-trade payables and others	1,671	3,573
Seokmun Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	1,495	1,897	1,765
REC purchase	26,370	31,759	21,674
Outstanding balances for related party transactions [Abstract]
Trade receivables	51	39
Non-trade receivables and others	136	303
Non-trade payables and others	4,750	5,043
Incheon New Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Construction revenue	354	568	539
Outstanding balances for related party transactions [Abstract]
Trade receivables	0	128
KW Nuclear Components Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	721	839	644
Outstanding balances for related party transactions [Abstract]
Trade receivables	4	4
Non-trade receivables and others	15	31
Chun-cheon Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	2,397	2,471	4,855
REC purchase	313,471	320,954	194,136
Outstanding balances for related party transactions [Abstract]
Trade receivables	260	20
Trade payables	23,438	33,796
Non-trade receivables and others	5,362	308
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	1,744	1,540	1,654
Electricity purchase	11,739	11,366	11,124
Outstanding balances for related party transactions [Abstract]
Trade receivables	6	7
Trade payables	671	736
Non-trade receivables and others	157	0
Non-trade payables and others	1,526	789
Yeonggwang Wind Power Co., Ltd
Disclosure of transactions between related parties [Line Items]
Electricity sales	705	46	0
Electricity purchase	11,940	0	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	10	10
Non-trade receivables and others	54	0
Non-trade payables and others	2,432	0
KEPCO-Uhde Inc.
Disclosure of transactions between related parties [Line Items]
Service sales	15	17	34
Outstanding balances for related party transactions [Abstract]
Non-trade payables and others	9	4
Busan Shinho Solar Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	452	362	87
REC purchase	7,843	7,901	7,984
Outstanding balances for related party transactions [Abstract]
Trade receivables	2	2
Trade payables	148	175
Non-trade payables and others	733	717
Daesan Green Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	39	0	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	6	0
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	6	0	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	1	0
Saemangeum Solar Power Co., Ltd
Disclosure of transactions between related parties [Line Items]
Service sales	2,230	0	0
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	2,197	0
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	105	0	0
25 Joint ventures (Overseas)
Disclosure of transactions between related parties [Line Items]
Electricity sales and others	1,275,279	206,054	131,344
Electricity purchase and Others	7,232	1,404	2,785
14 Joint ventures (Overseas)
Outstanding balances for related party transactions [Abstract]
Trade receivables	51,700	30,208
Non-trade receivables and others	13,652	740
Non-trade payables and others	87,404	18,379
Global Trade Of Power System Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service purchase	502	565	414
Expressway Solar-light Power
Disclosure of transactions between related parties [Line Items]
Electricity purchase	3,067	3,513	2,941
Yeongwol Energy Station Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	0	373	830
REC purchase	0	4,019	14,256
Outstanding balances for related party transactions [Abstract]
Trade receivables	0	0
DS POWER Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	0	565	5,819
Outstanding balances for related party transactions [Abstract]
Trade receivables	0	0
Ulleungdo Natural Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	0	292	1,013
Service purchase	0	63	119
Korea Development Bank
Disclosure of transactions between related parties [Line Items]
Electricity sales	3,948	3,524	3,239
Dividend paid	20	166,876	418,407
Interest income	2,091	4,438	1,685
Interest expense	4,063	5,043	₩ 4,573
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	146,416	12,125
Non-trade payables and others	152	218
Accrued interest income	1,630	1,147
Derivative assets	41,368	27,306
Derivative liabilities	₩ 6,531	₩ 18,095